ACCOUNTS PAYABLE, NON-CURRENT - Schedule of accounts payable, non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
Aircraft and engine maintenance	$ 433,447	$ 348,578
Fleet (JOL)	40,000	40,000
Airport and Overflight Taxes	0	11,337
Provision for vacations and bonuses	18,129	18,518
Other sundry liabilities	186	154
Total accounts payable, non-current	$ 491,762	$ 418,587